Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Stock-based Compensation

10. Stock-based Compensation

Share option plans

2020 Incentive Compensation Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Incentive Compensation Plan (the “2020 Plan”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The 2020 Plan provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards.

The number of shares initially reserved for issuance under the 2020 Plan is 5,503,678 shares, inclusive of available shares previously reserved for issuance under the 2015 Incentive Share Option Plan, as amended and restated on September 4, 2019 (the “2015 Plan”). In addition, the number of shares reserved for issuance under the 2020 Plan is subject to increase for awards previously issued under the 2015 Plan which are forfeited or lapse unexercised. Annually, on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030, the reserve will be increased by an amount equal to the lesser of (A) 5% of the shares outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Company’s board of directors, provided that no more than 3,650,000 shares may be issued upon the exercise of incentive stock options. On January 1, 2021, the 2020 Plan was increased by 2,838,412 shares, equal to 5% of the aggregate number of outstanding common stock as of December 31, 2020. As of September 30, 2021, there were 5,733,902 shares of common stock available for future grants.

2020 Employee Stock Purchase Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Employee Stock Purchase Plan (the “2020 ESPP”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The total shares of common stock initially reserved for issuance under the 2020 ESPP is limited to 1,000,000 shares. In addition, the number of shares available for issuance under the 2020 ESPP will be annually increased on January 1 of each calendar year beginning in 2021 and ending in and including 2030, by an amount equal to the lesser of (A) 1,000,000 shares, (B) 1% of the shares outstanding on the final day of the immediately preceding calendar year and (C) such smaller number of shares as is determined by the board of directors. The board of directors or a committee of the board of directors will administer and will have authority to interpret the terms of the 2020 ESPP and determine eligibility of participants. On January 1, 2021, the 2020 ESPP was increased by 567,682 shares, equal to 1% of the aggregate number of outstanding common stock as of December 31, 2020. As of September 30, 2021, there were no shares of common stock issued under the 2020 ESPP.

2015 Incentive Share Option Plan

In July 2015, the Company adopted the 2015 Plan. The 2015 Plan has been amended and restated from time to time to increase the number of shares reserved for grant and to enable the grant of options to employees of the Company’s subsidiaries. Under the 2015 Plan, options to purchase common stock of the Company may be granted to employees, officers, directors and consultants of the Company. Each option granted can be exercised for one share of common stock of the Company. Options granted to employees generally vest over a period of no more than four years. The options expire ten years from the date of grant.

Pursuant to the 2015 Plan, the Company had reserved 7,312,590 shares of common stock for issuance. Effective immediately upon the approval of the 2020 plan, the remaining shares of common stock available for future grant under the 2015 Plan were transferred to the 2020 Plan. As of September 30, 2021, there were no shares of common stock available for future grant under the 2015 Plan. Subsequent to the approval of the 2020 Plan, no additional grants will be made under the 2015 Plan and any outstanding awards under the 2015 Plan will continue with their original terms.

Options granted to employees and non-employees

The fair value of each option granted for the nine months ended September 30, 2021 and 2020 is estimated on the date of grant using the Black-Scholes model based on the following assumptions:

	Nine Months Ended September 30,
	2021	2020
Weighted average expected term (years)	6.1	6.1
Risk-free interest rate	1.3%	0.8%
Volatility	49%	40%
Expected dividend yield	0%	0%

Expected volatility is calculated based on implied volatility from market comparisons of certain publicly traded companies and other factors. The expected term of options granted is based on the simplified method, which uses the midpoint between the vesting date and the contractual term in accordance with ASC 718, “Compensation — Stock Compensation”. The risk-free interest rate is based on observed interest rates appropriate for the term of the Company’s stock options. The dividend yield assumption is based on the Company’s historical and expected future dividend payouts and may be subject to substantial change in the future.

The following tables summarize activity of stock options and restricted stock units ("RSUs") ($ in millions, except for number of options and weighted average amounts):

Stock options

		Weighted-	Weighted-Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding as of December 31, 2020	4,944,711	$20.50	8.30	$506.58
Granted	2,319,085	91.13
Exercised	(810,575)	10.68
Cancelled	(420,423)	49.50
Outstanding as of September 30, 2021	6,032,798	$46.58	8.38	$177.06
Options exercisable as of September 30, 2021	1,953,806	$15.52	7.21	$101.42
Options unvested as of September 30, 2021	4,078,992	$61.45	8.94	$75.64

On July 28, 2021, the Board of Directors of the Company approved the reduction in exercise price of certain options granted to employees in the beginning of 2021, with original exercise price ranging from $142.64 to $159.02 and were each repriced at an exercise price of $90.70 per share. Incremental compensation expense resulting from the repricing was $3.0 million, and compensation expense amounted to $0.6 million and $0.6 million during the three and nine months ended September 30, 2021, respectively. There were no changes in the vesting schedule or maturity term of the options.

Restricted Stock Units

		Grant Date
	Number of shares	Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	144,254	109.50
Vested	(12,108)	159.02
Cancelled	(1,905)	157.76
Outstanding as of September 30, 2021	130,241	$104.19

Stock-based compensation expense

Stock-based compensation expense from stock options and RSUs granted included and classified in the condensed consolidated statements of operations for the nine months ended September 30, 2021 and 2020 is as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Loss and loss adjustment expense, net	$0.3	$0.1	$1.0	$0.2
Other insurance expense	0.4	0.1	0.8	0.5
Sales and marketing	1.4	0.8	3.8	2.1
Technology development	5.3	0.8	12.8	2.1
General and administrative	5.3	0.9	12.3	2.4
Total stock-based compensation expense	$12.7	$2.7	$30.7	$7.3

Stock-based compensation expense classified by award type as included in the condensed consolidated statements of operations is as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock options	$12.0	$2.7	$28.0	$7.3
RSUs	0.7	—	2.7	—
Total stock-based compensation expense	$12.7	$2.7	$30.7	$7.3

The total unrecognized expense granted to employees and non-employees outstanding at September 30, 2021 was $104.7 million for the stock options and $12.4 million for the RSUs, with a remaining weighted-average vesting period of 1.4 years for the stock options and 1.7 years for the RSUs.

16. Stock-based Compensation

Share option plan

2020 Incentive Compensation Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Incentive Compensation Plan (the “2020 Plan”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The 2020 Plan provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards.

The number of shares initially reserved for issuance under the 2020 Plan is 5,503,678 shares, inclusive of available shares previously reserved for issuance under the 2015 Incentive Share Option Plan, as amended and restated on September 4, 2019 (the “2015 Plan”). In addition, the number of shares reserved for issuance under the 2020 Plan is subject to increase for awards previously issued under the 2015 Plan which are forfeited or lapse unexercised. Annually, on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030, the reserve will be increased by an amount equal to the lesser of (A) 5% of the shares outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Company’s board of directors, provided that no more than 3,650,000 shares may be issued upon the exercise of incentive stock options.

As of December 31, 2020, there were 4,936,501 shares of common stock available for future grants.

2020 Employee Stock Purchase Plan

On July 2, 2020, the Company’s board of directors adopted and the Company’s stockholders approved the 2020 Employee Stock Purchase Plan (the "2020 ESPP"), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO on July 2, 2020. The total shares of common stock initially reserved for issuance under the 2020 ESPP is limited to 1,000,000 shares. In addition, the number of shares available for issuance under the 2020 ESPP will be annually increased on January 1 of each calendar year beginning in 2021 and ending in and including 2030, by an amount equal to the lesser of (A) 1,000,000 Shares, (B) 1% of the shares outstanding on the final day of the immediately preceding calendar year and (C) such smaller number of shares as is determined by the board of directors. The board of directors or a committee of the board of directors will administer and will have authority to interpret the terms of the 2020 ESPP and determine eligibility of participants. There were no shares issued under the 2020 ESPP as of December 31, 2020.

2015 Incentive Share Option Plan

In July 2015, the Company adopted the 2015 Incentive Share Option Plan (“2015 Plan”). The 2015 Plan has been amended and restated from time to time to increase the number of shares reserved for grant and to enable the grant of options to employees of the Company’s subsidiaries. Under the 2015 Plan, options to purchase common stock of the Company may be granted to employees, officers, directors and consultants of the Company. Each option granted can be exercised for one share of common stock of the Company. Options granted to employees generally vest over a period of no more than four years. The options expire ten years from the date of grant.

Pursuant to the 2015 Plan, the Company had reserved 7,312,590 shares of common stock for issuance. Effective immediately upon the approval of the 2020 Plan, the remaining shares of common stock available for future grant under the 2015 Plan were transferred to the 2020 Plan. As of December 31, 2020, there were no shares of common stock available for future grant under the 2015 Plan. Subsequent to the approval of the 2020 Plan, no additional grants were made under the 2015 Plan and any outstanding awards under the 2015 Plan will continue with their original terms.

Options granted to employees and non-employees

The fair value of each option granted during the year ended December 31, 2020 and 2019 is estimated on the date of grant using the Black-Scholes model with the following assumptions (annualized percentage):

	December 31,
	2020	2019
Weighted average expected term (years)	6.09	6.06
Risk-free interest rate	0.7%	1.7%
Volatility	40%	45%
Expected dividend yield	0%	0%

Expected volatility is based on companies at a comparable stage, as well as companies in the same or a similar industry. The expected term of options granted is based on the simplified method, which uses the midpoint between the vesting date and the contractual term in accordance with ASC 718, "Compensation — Stock Compensation". The risk-free interest rate is based on observed interest rates appropriate for the term of the Company’s stock options. The dividend yield assumption is based on the Company’s historical and expected future dividend payouts and may be subject to substantial change in the future.

The following table summarizes activity ($ in millions, except for option and average amounts):

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding as of December 31, 2019	4,048,802	$13.27	8.83	$42.20
Granted	1,325,030	38.32
Exercised	(282,422)	6.86
Cancelled	(146,699)	23.68
Outstanding as of December 31, 2020	4,944,711	$20.50	8.30	$506.58
Options exercisable as of December 31, 2020	1,766,466	$9.64	7.35	$199.37
Options unvested as of December 31, 2020	3,178,245	$25.84	8.82	$307.22

Total stock-based compensation expenses resulting from stock options granted included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020, 2019 and 2018 were $10.6 million, $4.3 million and $2.1 million, respectively.

The unrecognized expense on options granted at December 31, 2020 was $36.9 million, with a remaining weighted average vesting period of 1.5 years.

Stock-based compensation expense

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows ($ in millions):

	Years Ended December 31
	2020	2019	2018
Loss and loss adjustment expense, net	$0.4	$—	$—
Other insurance expense	0.7	0.6	0.2
Sales and marketing	2.7	1.1	$0.3
Technology development	3.1	1.4	$0.1
General and administrative	3.7	1.2	$1.5
Total stock-based compensation expense	$10.6	$4.3	$2.1

In 2016 and 2017, the Company entered into stock purchase agreements with two executive employees where in lieu of cash payment for the stock, promissory notes secured by the underlying stock purchased, were issued totaling $1.5 million and bearing a weighted average interest of 1.9% per annum, payable to the Company. One executive settled a portion of the existing promissory note in an amount equal to $0.1 million inclusive of accumulated interest, for which 105,487 shares were released in 2019. There were 513,537 shares restricted under the stock purchase agreements as of December 31, 2019. On June 8, 2020, the Company received $1.3 million in cash from the two executives in full settlement of the outstanding promissory notes, including principal and accrued and unpaid interest.

Total stock-based compensation expense resulting from stock options granted to the executives for the years ended December 31, 2020 and 2019 was $0.2 million and $0.2 million, respectively. The unrecognized expense for options granted to these executives outstanding at December 31, 2020 was $0.1 million with a remaining weighted average vesting period of 0.3 years.